INCOME TAXES	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
TAXATION
INCOME TAXES

16. TAXATION

(a) Deferred income taxes

The tax effects of temporary differences between the amounts recorded in the Company’s accounts and the corresponding amounts as computed for income tax purposes give rise to deferred income taxes as follows:

		For the year ended
	December 31,	December 31,
	2022	2021
Tax loss carry forwards	$332,184	$99,672
Share issuance costs	288,230	—
Marketable securities and other	74,568	41,908
Deferred income taxes not recognized	(694,982)	(141,580)
	$—	$—

The Company has tax losses in Canada of approximately $1,191,205 (2021 – $375,315) expiring in various amounts from 2040 to 2042. The other temporary differences do not expire under current legislation. A deferred tax asset has not been recognized in respect of the temporary differences, as it is not probable that sufficient future taxable earnings will be available in the periods when deductions from such potential assets will be realized.

(b) Income tax expense (recovery)

The provision for income taxes differs from the amount calculated using the Canadian federal and provincial statutory income tax rates of 27.0% (2021 – 27.0%) as follows:

		For the year ended
	December 31,	December 31,
	2022	2021
Expected income tax recovery	$(288,466)	$(108,298)
Share issuance costs	(298,176)	—
Impact of difference in tax rates and other	(10,670)	21,425
Share-based compensation	43,910	—
Deferred income taxes not recognized	553,402	86,873
	$—	$—

For the Company’s subsidiary, the USA statutory income tax rate is 21.0% (2021 – 21.0%) and the Nevada state statutory income tax rate is nil (2021 – nil).

11.INCOME TAXES

The Company accounts for income taxes using the taxes payable method. As a result, the Company’s income tax expense varies from the amount that would otherwise result from the application of the statutory income tax rates as set out below:

	December 31,	December 31,
	2021	2020
	$	$
Net income (loss) before income taxes	(502,779)	(2,070,249)

Income tax recovery based on effective rate of 27% (2020 – 27%)	(135,750)	(551,850)
Permanent differences and others	26,856	479,127
Change in deferred tax assets not recognized	108,894	72,723
Net deferred tax (recovery)	—	—

Deferred income tax

Deferred income tax assets have not been recognized in respect of the following deductible temporary differences:

	December 31,	December 31,
	2021	2020
	$	$
Non-capital loss carry-forwards	128,486	53,142
Marketable securities and others	53,131	19,581
Deferred tax assets not recognized	(181,617)	(72,723)
	—	—

Deferred tax assets have not been recognized in respect of these items because it is not probable that future taxable profit will be available against which the Company can use the benefits.

The Company has non-capital tax losses totaling $475,875, which commenced expiring in 2041. The other temporary differences do not expire under current legislation.